Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense (Details) $ in Millions	12 Months Ended
	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($) yr	Oct. 31, 2022 CAD ($) yr
Disclosure of defined benefit plans [line items]
Other assets in the Bank's Consolidated Balance Sheet		$ 29,505	$ 25,302
Other liabilities in the Bank's Consolidated Balance Sheet		(47,664)	(33,552)
Total expense		752	607
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		1,387	1,718
Effect of asset limitation and minimum funding requirement		(195)	(384)
Other assets in the Bank's Consolidated Balance Sheet		1,192	1,334
Net defined benefit asset (liability)		1,192	1,334
Service cost - benefits earned		247	417
Net interest cost (income) on net defined benefit liability (asset)		(100)	(24)
Remeasurement (gain) loss – financial		(487)	(2,610)
Remeasurement gain (loss) – return on plan assets less interest income		697	1,200
Remeasurement (gain) loss – demographic			25
Remeasurement (gain) loss - experience		151	194
Employer's contributions	$ 0
Defined benefit administrative expenses		10	9
Total expense		$ 178	$ 402
Principal pension plans [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.44%	3.50%
Weighted-average rate of compensation increase		2.88%	2.46%
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.5
Principal pension plans [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.2
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.4
Principal pension plans [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.1
Principal pension plans [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.66%	5.44%
Weighted-average rate of compensation increase		2.78%	2.88%
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.2
Principal pension plans [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.3
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.1
Principal pension plans [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.2
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,833	$ 6,763	$ 8,788
Service cost - benefits earned		247	417
Net interest cost (income) on net defined benefit liability (asset)		353	252
Remeasurement (gain) loss – financial		(487)	(2,610)
Remeasurement (gain) loss – demographic			25
Remeasurement (gain) loss - experience		151	194
Members' contributions		113	108
Benefits paid		(307)	(411)
Interest cost on asset limitation and minimum funding requirement		21
Defined benefit obligation at end of year		6,833	6,763
Principal pension plans [member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,833	6,763
Defined benefit obligation at end of year		6,833	6,763
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	8,220	8,481	9,342
Net interest cost (income) on net defined benefit liability (asset)		453	276
Remeasurement gain (loss) – return on plan assets less interest income		(698)	(1,200)
Members' contributions		113	108
Employer's contributions		187	375
Benefits paid		(307)	(411)
Defined benefit administrative expenses		(9)	(9)
Defined benefit obligation at end of year		8,220	8,481
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(352)	(372)
Other liabilities in the Bank's Consolidated Balance Sheet		(352)	(372)
Net defined benefit asset (liability)		(352)	(372)
Service cost - benefits earned		6	8
Net interest cost (income) on net defined benefit liability (asset)		19	13
Remeasurement (gain) loss – financial		(9)	(105)
Remeasurement (gain) loss – demographic		(18)	6
Remeasurement (gain) loss - experience		2	(1)
Employer's contributions	20
Total expense		$ 25	$ 21
Principal post retirement benefit plan [member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.45%	3.43%
Weighted-average rate of compensation increase		3.25%	2.80%
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.5
Principal post retirement benefit plan [member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.2
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.4
Principal post retirement benefit plan [member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.1
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.71%	5.45%
Weighted-average rate of compensation increase		3.05%	3.25%
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.2	23.2
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.3
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.1	24.1
Principal post retirement benefit plan [member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		25.2	25.2
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	352	$ 372	$ 466
Service cost - benefits earned		6	8
Net interest cost (income) on net defined benefit liability (asset)		19	13
Remeasurement (gain) loss – financial		(9)	(105)
Remeasurement (gain) loss – demographic		(18)	6
Remeasurement (gain) loss - experience		2	(1)
Benefits paid		(20)	(15)
Defined benefit obligation at end of year		352	372
Principal post retirement benefit plan [member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	352	372
Defined benefit obligation at end of year		352	372
Principal post retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions		20	15
Benefits paid		(20)	(15)
Other pension plans [Member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation		(448)	(445)
Effect of asset limitation and minimum funding requirement		(53)	(61)
Other assets in the Bank's Consolidated Balance Sheet		62	72
Other liabilities in the Bank's Consolidated Balance Sheet		(563)	(578)
Net defined benefit asset (liability)		(501)	(506)
Service cost - benefits earned		17	24
Net interest cost (income) on net defined benefit liability (asset)		23	18
Remeasurement (gain) loss – financial		(97)	(770)
Remeasurement gain (loss) – return on plan assets less interest income		77	608
Remeasurement (gain) loss – demographic			(9)
Remeasurement (gain) loss - experience		11	37
Defined benefit administrative expenses		5	4
Total expense		$ 49	$ 46
Other pension plans [Member] | Annual Expense [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.56%	3.08%
Weighted-average rate of compensation increase		1.42%	1.22%
Other pension plans [Member] | Annual Expense [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.9	21.9
Other pension plans [Member] | Annual Expense [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.4	23.3
Other pension plans [Member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.6	22.6
Other pension plans [Member] | Annual Expense [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.2	24.1
Other pension plans [Member] | Projected Benefit Obligation [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Weighted-average discount rate for projected benefit obligation		5.95%	5.56%
Weighted-average rate of compensation increase		1.35%	1.42%
Other pension plans [Member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		21.9	21.9
Other pension plans [Member] | Projected Benefit Obligation [member] | Retiring currently at age 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		23.4	23.4
Other pension plans [Member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Male [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		22.6	22.6
Other pension plans [Member] | Projected Benefit Obligation [member] | Currently aged 45 and retiring at 65 [member] | Female [member]
Actuarial assumptions used to determine the projected benefit obligation as at October 31 [Abstract]
Life expectancy for members | yr		24.3	24.2
Other pension plans [Member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	2,264	$ 2,339	$ 2,930
Obligations included due to the TD Auto Finance (Canada) plan merger			43
Service cost - benefits earned		17	24
Net interest cost (income) on net defined benefit liability (asset)		122	76
Remeasurement (gain) loss – financial		(97)	(770)
Remeasurement (gain) loss – demographic			(9)
Remeasurement (gain) loss - experience		11	37
Benefits paid		(149)	(147)
Change in foreign currency exchange rate		21	155
Interest cost on asset limitation and minimum funding requirement		4
Defined benefit obligation at end of year		2,264	2,339
Other pension plans [Member] | Change in projected benefit obligation [member] | Wholly or partly funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,711	1,768
Defined benefit obligation at end of year		1,711	1,768
Other pension plans [Member] | Change in projected benefit obligation [member] | Wholly unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	553	571
Defined benefit obligation at end of year		553	571
Other pension plans [Member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 1,816	1,894	2,335
Obligations included due to the TD Auto Finance (Canada) plan merger		0	48
Net interest cost (income) on net defined benefit liability (asset)		99	58
Remeasurement gain (loss) – return on plan assets less interest income		(76)	(609)
Employer's contributions		33	49
Benefits paid		(149)	(147)
Change in foreign currency exchange rate		21	163
Defined benefit administrative expenses		(6)	(3)
Defined benefit obligation at end of year		$ 1,816	$ 1,894